Income Statement Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Depreciation expense	$ 14,323	$ 14,966	$ 15,019
Interest costs on debt balances	5,504	5,291	3,421
Capitalized interest costs	(584)	(376)	(754)
Advertising expense	$ 2,749	$ 2,526	$ 2,438